Subsequent events - Vessel sales (Details) - Sale of Vessels $ in Millions	1 Months Ended
	Mar. 31, 2026 USD ($) vessel	Feb. 28, 2026 USD ($)	Jan. 31, 2026 USD ($)
2023 $1.0 Billion Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Repayments of non-current borrowings	$ 20.2
2023 $1.0 Billion Credit Facility, Revolver
Disclosure of non-adjusting events after reporting period [line items]
Reduction in amount available under revolving portion of facility	$ 10.8
Vessels | STI Seneca and STI Osceola | MR
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels in agreement to sell | vessel	2
Proceeds from sale of vessels	$ 35.0
Vessels | STI Solidarity | LR2
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of vessels	$ 60.0
Vessels | STI Lavender | LR2
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of vessels			$ 61.2
Vessels | STI Goal and STI Gallantry | LR2
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of vessels		$ 52.3
Vessels | STI Seneca, STI Osceola and STI Solidarity | 2023 $1.0 Billion Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels, released from collateral | vessel	3